Aristotle ESG Core Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 54.9%	Par	Value
Communications - 1.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025 (a)	$37,500	$37,482
Verizon Communications, Inc.
3.40%, 03/22/2041	150,000	113,525
2.85%, 09/03/2041	50,000	34,600
5.50%, 02/23/2054	150,000	143,682
		329,289

Consumer Discretionary - 1.4%
Lowe's Cos., Inc., 4.45%, 04/01/2062	250,000	193,805
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	200,000	187,085
		380,890

Consumer Staples - 2.4%
Coca-Cola Co., 5.20%, 01/14/2055	200,000	190,097
General Mills, Inc., 4.95%, 03/29/2033	250,000	244,003
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052	250,000	205,727
		639,827

Financials - 31.4%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	250,000	217,919
Air Lease Corp., 1.88%, 08/15/2026	450,000	429,233
Arthur J Gallagher & Co., 5.15%, 02/15/2035	250,000	243,868
Bank of America Corp.
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	350,000	285,312
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	300,000	265,927
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	250,000	252,622
Broadstone Net Lease LLC, 2.60%, 09/15/2031	200,000	165,309
Citigroup, Inc.
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	250,000	238,361
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	125,000	104,262
Cooperatieve Rabobank UA, 1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (a)	250,000	236,851
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	230,000	230,993
Fiserv, Inc.
3.50%, 07/01/2029	250,000	234,775
5.60%, 03/02/2033	200,000	202,659
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	100,000	85,956
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	500,000	481,141
6.13% to 11/10/2034 then 10 yr. CMT Rate + 2.40%, Perpetual	100,000	98,962
Host Hotels & Resorts LP, 5.70%, 07/01/2034	250,000	249,740
HSBC Holdings PLC, 5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	300,000	302,233
JAB Holdings BV, 4.50%, 04/08/2052 (a)	250,000	188,237
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	500,000	509,749
Nasdaq, Inc., 5.95%, 08/15/2053	200,000	201,983
Nordea Bank Abp, 1.50%, 09/30/2026 (a)	350,000	331,232
Prologis LP, 5.13%, 01/15/2034	250,000	246,487
Public Storage Operating Co., 5.10%, 08/01/2033	250,000	249,010
Regency Centers LP, 5.10%, 01/15/2035	100,000	97,762
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	300,000	303,218
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	150,000	153,338
Sumitomo Mitsui Financial Group, Inc., 2.47%, 01/14/2029	500,000	454,922
Truist Bank, 4.63% to 09/17/2029 then 5 yr. CMT Rate + 1.15%, 09/17/2029	250,000	243,944
UBS Group AG
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	200,000	201,346
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	350,000	365,471
Ventas Realty LP, 2.65%, 01/15/2025	250,000	249,605
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	100,000	95,895
4.13%, 08/15/2030 (a)	200,000	185,975
		8,404,297

Health Care - 2.8%
Amgen, Inc.
4.20%, 03/01/2033	150,000	139,164
3.15%, 02/21/2040	100,000	74,575
Elevance Health, Inc., 5.65%, 06/15/2054	250,000	239,767
UnitedHealth Group, Inc., 4.75%, 05/15/2052	250,000	214,396
Zoetis, Inc., 2.00%, 05/15/2030	100,000	86,088
		753,990

Industrials - 7.7%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	200,000	192,951
Ferguson Finance PLC, 3.25%, 06/02/2030 (a)	200,000	181,850
Flowserve Corp., 2.80%, 01/15/2032	250,000	212,886
IDEX Corp., 4.95%, 09/01/2029	250,000	249,069
Keysight Technologies, Inc., 3.00%, 10/30/2029	250,000	228,074
Nordson Corp., 4.50%, 12/15/2029	450,000	439,198
nVent Finance Sarl, 2.75%, 11/15/2031	250,000	210,447
Veralto Corp., 5.45%, 09/18/2033	100,000	100,405
Weir Group PLC, 2.20%, 05/13/2026 (a)	250,000	240,543
		2,055,423

Technology - 7.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	250,000	237,221
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	150,000	147,842
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	450,000	438,816
Intel Corp., 5.70%, 02/10/2053	350,000	309,762
Moody's Corp., 4.25%, 08/08/2032	450,000	427,170
Oracle Corp.
2.30%, 03/25/2028	300,000	277,431
5.50%, 09/27/2064	200,000	183,170
		2,021,412

Utilities - 0.5%
NiSource, Inc., 5.00%, 06/15/2052	150,000	132,895
TOTAL CORPORATE BONDS (Cost $15,669,634)		14,718,023

U.S. TREASURY SECURITIES - 22.8%	Par	Value
United States Treasury Note/Bond
0.38%, 11/30/2025	900,000	869,170
2.63%, 05/31/2027	500,000	481,435
0.88%, 11/15/2030	750,000	613,814
4.38%, 11/30/2030	1,000,000	996,594
3.38%, 05/15/2033	500,000	459,606
4.00%, 02/15/2034	400,000	383,069
3.88%, 08/15/2034	125,000	118,231
1.75%, 08/15/2041	125,000	80,993
3.00%, 11/15/2044	250,000	189,813
1.25%, 05/15/2050	250,000	118,599
1.38%, 08/15/2050	250,000	121,993
1.63%, 11/15/2050	500,000	260,849
1.88%, 02/15/2051	500,000	278,161
2.00%, 08/15/2051	250,000	142,921
1.88%, 11/15/2051	150,000	82,772
2.25%, 02/15/2052	500,000	303,257
2.88%, 05/15/2052	500,000	349,783
4.75%, 11/15/2053	250,000	247,402
TOTAL U.S. TREASURY SECURITIES (Cost $7,048,473)		6,098,462

ASSET-BACKED SECURITIES - 10.7%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	204,404	205,334
Ford Credit Auto Owner Trust
Series 2021-2, Class A, 1.53%, 05/15/2034 (a)	350,000	330,864
Series 2021-A, Class B, 0.70%, 10/15/2026	450,000	445,888
Series 2023-B, Class A2A, 5.57%, 06/15/2026	90,587	90,735
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(c)	200,000	200,368
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (a)	150,000	141,361
Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	100,000	103,865
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	231,648	222,787
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	100,749	90,035
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 (a)	123,423	107,123
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	89,777	80,384
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	262,139	264,034
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	98,721	87,463
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	250,000	253,073
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	250,000	253,454
TOTAL ASSET-BACKED SECURITIES (Cost $2,936,875)		2,876,768

COLLATERALIZED LOAN OBLIGATIONS - 3.7%	Par	Value
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.74% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	216,602	216,917
Magnetite CLO Ltd., Series 2020-28A, Class AR, 6.01% (3 mo. Term SOFR + 1.39%), 01/20/2035 (a)	250,000	250,456
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 0.00% (3 mo. Term SOFR + 1.05%), 05/21/2034 (a)	250,000	250,188
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1, 5.68% (3 mo. Term SOFR + 1.06%), 07/20/2029 (a)	26,840	26,867
Series 2021-4A, Class A2, 6.32% (3 mo. Term SOFR + 1.66%), 10/15/2029 (a)	250,000	250,600
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $993,442)		995,028

MORTGAGE-BACKED SECURITIES - 2.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SB8079, 2.00%, 12/01/2035	262,297	233,657
Pool SD8367, 5.50%, 10/01/2053	223,785	221,201
Federal National Mortgage Association
Pool MA4123, 2.00%, 09/01/2035	108,549	96,699
Pool MA4206, 2.00%, 12/01/2035	261,603	232,549
TOTAL MORTGAGE-BACKED SECURITIES (Cost $872,786)		784,106

TOTAL INVESTMENTS - 95.0% (Cost $27,521,210)		25,472,387
Other Assets in Excess of Liabilities - 5.0%		1,332,921
TOTAL NET ASSETS - 100.0%		$26,805,308
Two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $5,922,245 or 22.1% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2024.